Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
9.	Leases

The Company leases equipment, office space and vehicles. Lease terms vary from contract to contract. Information on leases in which the Company is a lessee is presented below.

Right-of-use assets

Right-of-use assets related to leased properties that do not meet the definition of investment property.

2025	Hotel Equipment	Offices	Vehicles	Total

Balance as of January 1,	$187,460,165	$12,097,928	$607,615	$200,165,708
Depreciation charge for the year	(46,947,511)	(3,155,971)	(542,512)	(50,645,994)

Balance as of December 31,	$140,512,654	$8,941,957	$65,103	$149,519,714

2024	Hotel Equipment	Offices	Vehicles	Total

Balance as of January 1,	$199,957,781	$15,253,909	$1,825,401	$217,037,091
Additions	31,364,829	-	-	31,364,829
Depreciation charge for the year	(43,862,445)	(3,155,981)	(1,217,786)	(48,236,212)

Balance as of December 31,	$187,460,165	$12,097,928	$607,615	$200,165,708

2023	Hotel Equipment(1)	Offices	Vehicles	Total

Balance as of January 1,	$-	$-	$591,039	$591,039
Additions	203,886,899	17,094,898	2,247,946	223,229,743
Depreciation charge for the year	(3,929,118)	(1,840,989)	(1,013,584)	(6,783,691)

Balance as of December 31,	$199,957,781	$15,253,909	$1,825,401	$217,037,091

(1)
On November 8, 2023, Operadora Hotelera GI, S. A. de C. V. entered into a leasing agreement with Arrendadora Coppel, S.A.P.I. de C.V. for hotel equipment for a period of 5 years, rent payments are fixed throughout the contract.

Amounts recognized in profit or loss

	For the Years Ended December 31,
	2025	2024	2023
Amounts recognized in profit and loss
Interest on lease liabilities	$20,287,396	$21,298,127	$3,282,685
Expenses related to short-term leases	2,475,611	-	1,506,962

	$22,763,007	$21,298,127	$4,789,647

Amounts recognized in the consolidated and combined statement of cash flow

Total cash outflow	$64,834,146	$53,910,165	$19,175,084

Guarantee deposits

As part of the hotel equipment leasing, the Company provided a guarantee deposit of $4,870,138, from December 31, 2023.